CONSOLIDATED STATEMENTS OF INCOME - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Freight	CAD 6,464	CAD 5,982	CAD 5,550
Other	156	151	145
Total revenues	6,620	6,133	5,695
Operating expenses
Compensation and benefits (Note 31)	1,352	1,385	1,474
Fuel	1,048	1,004	999
Materials (Note 31)	193	160	166
Equipment rents	155	173	206
Depreciation and amortization	552	565	539
Purchased services and other (Note 31)	985	998	1,044
Asset impairments (Note 3)		435	265
Labour restructuring (Note 4)	(4)	(7)	53
Total operating expenses	4,281	4,713	4,746
Operating income	2,339	1,420	949
Less:
Other income and charges (Note 5)	19	17	37
Net interest expense (Note 6)	282	278	276
Income before income tax expense	2,038	1,125	636
Income tax expense (Note 7)	562	250	152
Net income	CAD 1,476	CAD 875	CAD 484
Earnings per share (Note 8)
Basic earnings per share	CAD 8.54	CAD 5.00	CAD 2.82
Diluted earnings per share	CAD 8.46	CAD 4.96	CAD 2.79
Weighted-average number of shares (millions) (Note 8)
Basic	172.8	174.9	171.8
Diluted	174.4	176.5	173.2